FVM - Valuation adjustments reserves on the balance sheet (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Entity [Table]
Own credit adjustments on financial liabilities designated at fair value	$ 406	$ 114	$ (315)
of which: debt issued designated at fair value	308	29	(347)
of which: other financial liabilities designated at fair value	98	85	32
Credit valuation adjustments	(36)	(45)	(44)
Funding valuation adjustments	(8)	(41)	(49)
Debit valuation adjustments	5	4	2
Other valuation adjustments	(869)	(887)	(913)
of which: liquidity	(326)	(343)	(341)
of which: model uncertainty	$ (543)	$ (544)	$ (571)